Significant accounting policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Significant accounting policies
Note 2: —Significant accounting policies

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the U.S. (“U.S. GAAP”). The significant accounting policies followed in the preparation of the consolidated financial statements, are as follows:

a.Use of estimates:

The preparation of consolidated financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes.

The accounting estimates that require management’s subjective judgments include but are not limited to revenue recognition, income taxes, share- based compensation and purchase price allocation on acquisitions including determination of useful lives, Incremental Borrowing Rate (“IBR”), convertible notes borrowing rate and contingent consideration. The Company evaluates its estimates and judgments on an ongoing basis and revises them when necessary. Actual results may differ from the original or revised estimates.

b.Principles of consolidation:

The consolidated financial statements include the accounts of the Company. Intercompany transactions and balances have been eliminated upon consolidation.

c.Functional currency:

The functional currency of the Company is the U.S. dollar, as it is the currency of the primary economic environment in which the Company is operating. Foreign currency transactions and balances have been re-measured to U.S. dollars in accordance with Accounting Standard Codification (“ASC”) Topic 830, “Foreign Currency Matters.” All transaction gains and losses from re- measurement of monetary balance sheet items denominated in foreign currencies are recorded under financial income (expenses), net.

d.Cash and cash equivalents and restricted cash:

The Company considers all investments with an original maturity of three months or less at the time of purchase to be cash equivalents including amounts related to payment processing companies.

Restricted cash includes cash that is legally restricted as to withdrawal or usage.

e.Marketable securities:

The Company accounts for marketable securities in accordance with ASC Topic 320, “Investments – Debt and Equity Securities”. The Company’s investments in marketable securities consist of high-grade treasury, corporate and municipal bonds.

Investments in marketable securities are classified as available for sale at the time of purchase. Available for sale securities are carried at fair value based on quoted market prices, with unrealized gains and losses, reported in accumulated other comprehensive income (loss) in shareholders’ equity. Realized gains and losses including interest and amortization of discount arising from the acquisition of marketable securities were recorded under financial income (expenses), net.

The Company classifies its marketable securities as either short term or long term based on each instruments’ underlying contractual maturity date as well as the intended time of realization. Marketable securities with maturities of 12 months or less are classified as short-term and marketable securities with maturities greater than 12 months are classified as long-term.

On each reporting period the Company determines whether a decline in fair value below the amortized cost basis of an available for sale debt security is due to credit related factors or noncredit related factors. A credit related impairment would be recognized as an allowance on the balance sheet with a corresponding adjustment to earnings, however, if the Company would intend to sell an impaired available for sale debt security or more likely than not would be required to sell such a security before recovering its amortized cost basis, the entire impairment amount would be recognized in earnings with a corresponding adjustment to the security’s amortized cost basis.

The Company did not recognize an allowance for credit losses on marketable securities as the expected losses were not material for the years ended December 31, 2021 and 2020. No impairment was recorded for the year ended December 31, 2019.

f.Bank deposits:

Deposits with maturities of more than three months but less than one year are classified as short term. Such deposits are presented at their cost.

g.Restricted deposit:

Restricted deposit is restricted as to withdrawal or use. The Company maintains restricted deposits mainly related to the loan to finance leasehold improvements in the Company’s office space.

h.Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripheral equipment	33
Office furniture and equipment	7 – 15
Leasehold improvements	The shorter of the term of the lease or useful life of the asset

The long-lived assets of the Company to be held and used, including Right-Of-Use (“ROU”) assets are tested for impairment in accordance with ASC Topic 360, “Property, Plant and Equipment,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If assets are considered to be impaired, the impairment is measured by the amount which the carrying amount of the asset exceeds their fair value. No impairment was recorded for the years ended December 31, 2021, 2020 and 2019.

i.Internal-use software:

Costs incurred to develop internal-use software are capitalized and amortized over the estimated useful life of the software, which is generally three years. In accordance with ASC Topic, 350-40, “Internal-Use Software,” capitalization of costs to develop internal-use software begins when preliminary development efforts are successfully completed, the Company has committed project funding and it is probable that the project will be completed, and the software will be used as intended. Costs related to the design or maintenance of internal-use software are expensed as incurred.

The Company periodically reviews internal-use software costs to determine whether the projects will be completed, placed in service, removed from service or replaced by other internally developed or third-party software. If the asset is not expected to provide any future benefit, the asset is retired, and any unamortized cost is expensed.

Capitalized internal-use software costs are recorded under intangible assets.

When events or changes in circumstances require, the Company assesses the likelihood of recovering the cost of internal-use software. If the net book value is not expected to be fully recoverable, internal-use software would be impaired to its fair value. No impairment was recorded for the years ended December 31, 2021, 2020 and 2019.

j.Business combinations:

The results of an acquired business in a business combination are included in the Company’s consolidated financial statements from the date of acquisition according to the guidance of ASC Topic 805, “Business Combinations.” The Company allocates the purchase price, which is the sum of the consideration provided and may consist of cash, equity or a combination of the two, to the identifiable assets and liabilities of the acquired business at their fair values as of the acquisition date. The excess of the purchase price over the amount allocated to the identifiable assets and liabilities, if any, is recorded as goodwill.

The estimated fair values and useful lives of identifiable intangible assets are based on many factors, including estimates and assumptions of future operating performance and cash flows of the acquired business, the nature of the business acquired and the specific characteristics of the identified intangible assets. The estimates and assumptions used to determine the fair values and useful lives of identified intangible assets could change due to numerous factors, including market conditions, technological developments, economic conditions and competition. The Company accounted for deferred revenue in business acquired during the year ended December 31, 2021 under the provisions of ASU 2021-08 as described below.

Contingent consideration incurred in a business combination is included as part of the acquisition price and recorded at a probability weighted assessment of the fair value as of the acquisition date. The fair value of the contingent consideration is re-measured at each reporting period, with any adjustments in fair value recognized in earnings under general and administrative expenses.

Acquisition related costs incurred by the Company are not included as a component of consideration transferred but are accounted for as an expense in the period in which the costs are incurred.

k.Goodwill and other purchased intangible assets:

Goodwill and other purchased intangible assets have been recorded in the Company’s financial statements as a result of business combinations and asset acquisition transactions. Goodwill represents the excess of the aggregate fair value of the consideration transferred in a business combination over the fair value of the assets acquired, net of liabilities assumed. Under ASC Topic 350, “Intangible—Goodwill and other,” goodwill is not amortized, but rather is subject to impairment test. ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, a quantitative impairment test is performed. Alternatively, ASC 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the quantitative goodwill impairment test.

The Company operates in one reporting segment, and this segment comprises its only reporting unit.

The Company elected to perform an annual impairment test of goodwill as of October 1st of each year, or more frequently if impairment indicators are present.

Intangible assets that are considered to have definite useful life are amortized using the straight-line basis over their estimated useful lives, which ranges from 2 to 10 years. The carrying amount of these assets is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset.

No impairment was recorded for the years ended December 31, 2021, 2020 and 2019.

l.Derivatives and hedging:

Derivatives are recognized at fair value as either assets or liabilities in the consolidated balance sheets in accordance with ASC Topic 815, “Derivatives and Hedging.” The gain or loss of derivatives which are designated and qualify as hedging instruments in a cash flow hedge, is recorded under accumulated other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Derivatives are classified within Level 2 of the fair value hierarchy as the valuation inputs are based on quoted prices and market observable data of similar instruments.

m.Fair value of financial instruments:

The Company measures and discloses the fair value of financial assets and liabilities in accordance with ASC Topic 820, “Fair Value Measurement.” Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable inputs that are based on inputs not quoted on active markets but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available.

n.Concentrations of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, bank deposits, investment in marketable securities, restricted deposit and derivatives, which are placed in major banks in Israel, Germany and the U.S.

User funds are held by a payment service provider which, pursuant to the agreement, was engaged to hold the user funds on behalf of buyers and sellers in an account segregated from the payment service provider’s operating bank account.

The Company does not have off-balance sheet concentration of credit risks.

o.Convertible notes:

The Company accounts for convertible notes in accordance with ASC Topic 815, “Derivatives and Hedging” and ASC Topic 470, “Debt”. The Company separately accounts for debt and equity components of convertible notes that may be settled in cash. The carrying amount of the debt component was based on the fair value of a similar hypothetical debt instrument excluding the conversion option.

The equity component was based on the excess of the principal amount of the convertible notes over the fair value of the debt component after adjustment for an allocation of issuance costs. The equity component is recorded under additional paid in capital and is not remeasured as long as it continues to meet the criteria for equity classification.

The difference between the principal amount of the convertible notes and the amount allocated to the debt component was considered to be debt discount, which is subsequently amortized through interest expenses over the expected life of the convertible notes using the effective interest method.

Issuance costs were allocated to the debt and equity components in proportion to the allocation of proceeds to those components.

p.Employee related obligations:

The Company accounts for employee related obligations in accordance with ASC Topic 715, “Compensation—retirement benefits.” The Israeli Severance Pay Law, 1963 (“Severance Pay Law”), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one-month salary for each year of employment, or a portion thereof. The Company’s liability for severance pay is covered by the provisions of Section 14 of the Severance Pay Law (“Section 14”). Under Section 14 employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, contributed on their behalf to their insurance funds. Payments made in accordance with Section 14 release the Company from any future severance payments in respect of those employees.

As a result, the Company does not recognize any asset or liability in connection with severance pay. Severance costs amounted to $4,549, $3,081and $2,359 for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company’s U.S. Subsidiaries have a 401(K) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 100%, but generally not greater than $20.5 per year for employees under the age of 50, and $27.0 for employees over the age of 50, of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits. The U.S. Subsidiary matches up to 50% of the first 6% of employee contributions. The expenses recorded by the U.S. subsidiaries for matching contributions for the year ended December 31, 2021, 2020 and 2019 were immaterial.

q.User funds and user accounts:

The Company has an arrangement with an existing payment service provider to hold funds on behalf of buyers and sellers (“users”). User funds consist of buyers’ prepayments, including the Company’s transaction and service fees that would be earned when an order is completed, credits issued upon cancellations and seller fees that have not yet been withdrawn. User accounts represent the corresponding liability to the users.

The Company does not have ownership over the funds and does not have the right to direct the funds to be used at will or for its own benefit other than those funds related to transaction and service fees owed to the Company after control has been obtained by the customers.

r.Leases:

The Company determines if an arrangement meets the definition of a lease at the inception of the lease.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease agreement. ROU asset is measured based on the discounted present value of the remaining lease payments, initial direct costs incurred and prepaid lease payments, excluding lease incentives. The lease liability is measured based on the discounted present value of the remaining lease payments. The discounted present value of remaining lease payments is computed using IBR based on the information available at the inception of the lease. The Company’s IBR was estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset was located.

Lease term may include options to extend or terminate the lease when it is reasonably certain that the Company would exercise that option. The Company elected the practical expedient for lease agreements with a term of twelve months or less and does not recognized ROU assets and lease liabilities in respect of those agreements.

Payments under the Company’s lease agreements are primarily fixed, however, certain lease agreements contain variable payments, which are expensed as incurred and not included in the operating lease ROU assets and liabilities. Variable lease payments are mainly comprised of payments affected by the consumer price index.

The Company subleases certain office spaces to third-parties. Sublease income is recognized over the term of the agreement.

Lease expenses for lease payments are recognized on a straight-line basis over the lease term.

The Company elected the practical expedient to not separate lease and non lease components for its leases.

s.Revenue:

The Company’s revenue was primarily comprised of transaction fees and service fees. The Company earns transaction fees for enabling orders and providing other services and service fees to cover administrative fees.

The Company’s customers are the users on its platform. Users accept the Company’s terms of service upon registration to the platform. Gross order amount including transaction and service fees is collected from the buyer upfront by a third-party payment provider. The prepaid amounts from buyers are simultaneously recorded as an asset under user funds with a corresponding liability to buyers under user accounts and deferred revenue until the order is completed or canceled.

A contract with a customer exists only when: the parties to the contract have approved it and are committed to perform their respective obligations, the Company can identify each party’s rights regarding the distinct services to be transferred (“performance obligations”), the Company can determine the transaction price for the services to be transferred, the contract has commercial substance and it is probable that the Company will collect the consideration to which it will be entitled in exchange for the services that will be transferred to the customer.

The Company’s revenue is primarily comprised of one distinct performance obligation which is to arrange services to be provided (including communication, engagement and payment processing) on its marketplace platform by the sellers to the buyers.

The Company earns transaction fees and service fees that are based on the total value of transactions ordered through the platform once the buyer obtains control of the service, which occurs at a point in time upon completion of each order.

Revenue is recorded in the amount of consideration to which the Company expects to be entitled in exchange for performance obligations upon transfer of control to the customer, excluding amounts collected on behalf of other third parties and indirect taxes.

Revenue is mainly recognized on a net basis since the Company has concluded that it acts as an agent on its platform, mainly since it does not take responsibility for the sellers’ services and therefore it is not primary responsible for fulfilling the promise to provide the service and doesn’t have discretion in price establishment. Therefore, the Company does not obtain control of the services before they are transferred to the customer.

The Company elected to use the practical expedient and recognize the incremental costs of obtaining contracts as an expense since the amortization period of the assets that the Company otherwise would have recognized is one year or less. Similarly, the Company does not disclose the value of unsatisfied performance obligations since the original expected duration of the contracts is one year or less.

The Company recognizes revenue from unused user accounts balances once the likelihood of the users exercising their unused accounts balances becomes remote and the Company is not required to remit such unused account balances to a third party in accordance with applicable unclaimed property laws. The amounts recognized for the year ended December 31, 2021, 2020 and 2019 were immaterial.

Revenue from subscriptions including the Company’s content marketing platform, on line learning platform, creative talent platform and back-office platform are mainly recognized over time when the service is rendered to the customer.

Disaggregated revenue:

The Company’s transaction fees for the years ended December 31, 2021, 2020 and 2019 were $217,086, $139,019 and $78,074, respectively.

The Company’s services fees for the years ended December 31, 2021, 2020 and 2019 were $80,576, $50,491and $28,999, respectively.

Contract liabilities:

The Company’s contract liabilities mainly consist of deferred revenues from transaction and service fees received in advance for services for which control has not been yet obtained by the customers. Deferred revenues amounted to $12,145 and $5,957 as of December 31, 2021 and 2020 respectively.

t.Cost of revenue:

Cost of revenue is mainly comprised of expenses related to payment processing companies’ fees, server hosting fees, costs of the Company’s customer support personnel, amortization of capitalized internal-use software, developed technology and courses.

u.Research and development expenses:

Research and development expenses are primarily comprised of costs of the Company’s research and development personnel and other development related expenses. Research and development costs are expensed as incurred, except to the extent that such costs are associated with internal-use software that qualifies for capitalization.

v.Sales and marketing expenses:

Sales and marketing expenses are primarily comprised of costs of the Company’s marketing personnel, performance marketing investments, branding costs, amortization of customer relationships, creative relationships and trade name and other advertising costs. Sales and marketing expenses are expensed as incurred.

Advertising costs were $108,645, $68,539and $41,341 for the years ended December 31, 2021, 2020 and 2019, respectively.

w.General and administrative expenses:

General and administrative expenses primarily include costs of the Company’s executive, finance, legal and other administrative personnel, costs associated with fraud risk reduction and others. General and administrative expenses are expensed as incurred.

x.Share based compensation:

The Company accounts for share-based compensation in accordance with ASC Topic 718, “Compensation—Stock Compensation.” Share based awards are mainly granted to employees and members of the Company’s board of directors and measured at fair value at each grant date. The Company calculates the fair value of share options and Employee Share Purchase Plans (“ESPP”) on the date of grant using the Black-Scholes option-pricing model and the expense is recognized over the requisite service period for awards expected to vest using the straight line method. The Company recognizes the fair value of Restricted Share Units (“RSUs”) on the grant date based on the market value of the underlying share and the expense is recognized over the requisite service period for awards using the straight line method.

The requisite service period for share options is generally four years. The Company recognizes forfeitures as they occur.

The Black-Scholes option-pricing model requires the Company to make a number of assumptions, including the value of the Company’s ordinary shares, expected volatility, expected term, risk-free interest rate and expected dividends. The Company evaluates the assumptions used to value share options and ESPP upon each grant date.

Expected volatility of share options was calculated based on the implied volatilities from market comparisons of certain publicly traded companies and other factors. Expected volatility for ESPP was calculated based upon the Company’s share prices.

The expected share options term was calculated based on the simplified method, which uses the midpoint between the vesting date and the contractual term, as the Company does not have sufficient historical data to develop an estimate based on participant behavior.

The risk-free interest rate was based on the U.S. treasury bonds yield with an equivalent term.

The Company has not paid dividends and has no foreseeable plans to pay dividends.

y.Income taxes:

The Company accounts for income taxes in accordance with ASC Topic 740, “Accounting for Income Taxes,” using the liability method. Under the liability method, deferred assets and liabilities are recognized based upon anticipated future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using the enacted tax rates that will be in effect for the years in which those tax assets are expected to be realized or settled.

The Company regularly assesses the likelihood that its deferred tax assets will be realized from recoverable income taxes or recovered from future taxable income based on the realization criteria set forth in the relevant authoritative guidance. To the extent the Company believes any amounts are not more likely than not to be realized, the Company records a valuation allowance to reduce its deferred tax assets. The realization of deferred tax assets is dependent upon future earnings, if any, the timing and amount of which are uncertain. Accordingly, the net deferred tax assets have been fully offset by a valuation allowance. If the Company subsequently realizes or determines it is more likely than not that it will realize deferred tax assets that were previously determined to be unrealizable, the respective valuation allowance would be reversed, resulting in an adjustment to earnings in the period such determination is made.

The Company recognizes uncertain tax positions based on its estimate of whether, and the extent to which, additional taxes will be due. These liabilities are established utilizing a two-step approach when the Company believes that certain positions might be challenged despite its belief that its tax return positions are fully supportable. The first step requires the Company to determine if the weight of available evidence indicates a tax position is more likely than not to be sustained upon audit. The second step is based on the largest amount of benefit, which is more likely than not to be realized on ultimate settlement.

Any interest and penalties related to unrecognized tax benefits are recorded as income tax expense. The Company adjusts these liabilities in light of changing facts and circumstances, such as the outcome of a tax audit or changes in the tax law.

z.Segment reporting:

The Company identifies operating segments in accordance with ASC Topic 280, “Segment Reporting” as components of an entity for which discrete financial information is available and is regularly reviewed by the chief operating decision maker, or decision-making group, in making decisions regarding resource allocation and evaluating financial performance. The Company defines the term “chief operating decision maker” to be its chief executive officer. The Company determined it operates in one operating segment and one reportable segment, as its chief operating decision maker reviews financial information presented only on a consolidated basis for purposes of allocating resources and evaluating financial performance.

aa.Loss per share:

The Company computes basic loss per share in accordance with ASC Topic 260, “Earnings per Share” by dividing the net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted loss per share is computed by taking into account the potential dilution that could occur upon the exercise of share options and ESPP and vesting of RSUs granted under share based compensation plans using the treasury stock method and the potential dilution that could occur upon conversion of the convertible notes using the if converted method.

Basic and diluted net loss per share was presented in conformity with the two class method for participating securities for the year ended December 31, 2019 as a result of a deemed dividend related to the issuance of protected ordinary shares (see note 14).

The potentially dilutive unvested RSUs, share options  to purchase ordinary shares and potentially dilutive ordinary shares from conversion of convertible notes that were excluded from the computation amounted to 5,840,619, 6,017,362 and 4,578,542 for the years ended December 31, 2021, 2020 and 2019, respectively, because including them would have been anti dilutive.

ab.Contingencies:

The Company accrues for loss contingencies when losses become probable and are reasonably estimable. If the reasonable estimate of the loss is a range and no amount within the range is a better estimate, the minimum amount of the range is recorded as a liability. The Company does not accrue for contingent losses that, in its judgment, are considered to be reasonably possible, but not probable; however, it discloses the range of such reasonably possible losses.

ac.Recently adopted accounting pronouncements:

In February 2016, the FASB issued ASU 2016-02, “Leases,” related to how an entity should recognize lease assets and lease liabilities. The guidance specifies that an entity that is a lessee under lease agreements should recognize lease assets and lease liabilities for those leases classified as operating leases under previous FASB guidance. Accounting for leases by lessors is largely unchanged under the new guidance. In September 2017, the FASB issued additional amendments providing clarification and implementation guidance. In January 2018, the FASB issued an update that permits an entity to elect an optional transition practical expedient to not evaluate land easements that existed or expired before the entity’s adoption of the new standard and that were not previously accounted for as leases. The provisions of ASU 2016-02 are to be applied using a modified retrospective approach. The new standard becomes effective for the Company for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020.

The Company adopted this guidance in 2020, using the modified retrospective approach and elected to use the effective date as the date of initial application. The Company elected to use the ”package of practical expedients”, which permits it not to reassess its prior conclusions about lease identification, lease classification and initial direct costs. Consequently, comprehensive periods were not restated.

The guidance had a material impact on the Company’s consolidated balance sheet which resulted in the recognition of operating lease ROU assets and lease liabilities of $18,526 and $19,031, respectively, on January 1, 2020, which included reclassification of rent prepayments as components of the ROU assets.

The standard did not have a material impact on the Company’s consolidated statements of operations.

In June 2016, FASB issued ASU 2016-13, Topic 326 “Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments”. The standard requires entities to estimate an expected lifetime credit loss on financial assets and report credit losses using an expected losses model rather than the incurred losses model that was previously used, which may result in the timelier recognition of losses. The amendments in this update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Company adopted this guidance in 2020 with no material impact on its consolidated financial statements.
In October 2021 the FASB ASU 2021-08, Topic 805 “Business Combinations” – Accounting for Contract Assets and Contract Liabilities from Contracts with Customers.  The amendments in this update require that an entity (acquirer) recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. At the acquisition date, an acquirer should account for the related revenue contracts in accordance with Topic 606 as if it had originated the contracts. To achieve this, an acquirer may assess how the acquiree applied Topic 606 to determine what to record for the acquired revenue contracts.

The amendments in this update are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company early adopted the standard in 2021. Acquisitions of businesses assumed during the year ended December 31, 2021 were presented in conformity with the provisions of the standard.

Recently issued accounting pronouncements not yet adopted:

In August 2020, the FASB issued ASU 2020-06, ASC Subtopic 470-20 “Debt—Debt with “Conversion and Other Options” and ASC subtopic 815- 40 “Hedging—Contracts in Entity’s Own Equity”. The standard reduced the number of accounting models for convertible debt instruments and convertible preferred stock. Convertible instruments that continue to be subject to separation models are those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting and convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in capital. The amendments in this update are effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years.

The Company adopted this standard on January 1, 2022 using the modified retrospective approach. As of December 31, 2021 the adoption resulted in a reclassification of the equity component representing the conversion option of $78,160  from additional paid in capital to convertible notes and $21,030 from additional paid in capital to retained earnings. Interest expense would be reduced as a result of accounting for the convertible notes instrument as a single debt measured at its amortized cost.

ad.Certain comparative figures have been reclassified to conform to the current year presentation.